Submission	Dec. 22, 2025
Submission [Line Items]
Central Index Key	0001009759
Registrant Name	Capstone Green Energy Holdings, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A